Segments - Company's Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total net sales	$ 1,959.2	$ 2,048.7	$ 2,247.0	$ 1,998.8	$ 1,812.5	$ 1,999.7	$ 2,262.5	$ 1,999.0	$ 8,253.7	$ 8,073.7	$ 8,981.8
Cost of goods sold (exclusive of depreciation)									6,448.2	6,346.6	7,182.7
Outbound freight and handling									292.0	286.6	324.6
Warehousing, selling and administrative									919.7	893.1	901.2
Adjusted EBITDA									593.8	547.4	573.3
Other operating expenses, net									55.4	37.2	89.0
Depreciation									135.0	152.3	136.5
Amortization									65.4	85.6	88.5
Impairment charges									0.0	133.9	0.0
Interest expense, net									148.0	159.9	207.0
Loss on extinguishment of debt									3.8	0.0	12.1
Other expense, net									17.4	58.1	13.5
Income tax expense									49.0	(11.2)	10.2
Net income (loss)	27.0	$ 38.9	$ 31.3	$ 22.6	(59.2)	$ (63.0)	$ 39.8	$ 14.0	119.8	(68.4)	16.5
Total assets	5,732.7				5,389.9				5,732.7	5,389.9	5,612.4
Property, plant and equipment, net	1,003.0				1,019.5				1,003.0	1,019.5	1,082.5
Capital expenditures									82.7	90.1	145.0
Other/Eliminations [Member]
Segment Reporting Information [Line Items]
Total net sales									(136.0)	(117.2)	(125.4)
Cost of goods sold (exclusive of depreciation)									(136.0)	(117.2)	(125.4)
Outbound freight and handling									0.0	0.0	0.0
Warehousing, selling and administrative									28.2	18.1	13.0
Adjusted EBITDA									(28.2)	(18.1)	(13.0)
Total assets	(1,058.0)				(1,211.8)				(1,058.0)	(1,211.8)	(1,240.1)
Property, plant and equipment, net	27.7				37.1				27.7	37.1	46.3
Capital expenditures									1.1	1.2	1.5
Inter-segment [Member]
Segment Reporting Information [Line Items]
Total net sales									(136.0)	(117.2)	(125.4)
USA [Member]
Segment Reporting Information [Line Items]
Total net sales									4,657.1	4,706.7	5,351.5
USA [Member] | Inter-segment [Member]
Segment Reporting Information [Line Items]
Total net sales									121.9	104.4	112.7
USA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total net sales									4,779.0	4,811.1	5,464.2
Cost of goods sold (exclusive of depreciation)									3,706.8	3,769.7	4,365.9
Outbound freight and handling									192.8	191.5	216.9
Warehousing, selling and administrative									529.4	523.5	510.3
Adjusted EBITDA									350.0	326.4	371.1
Total assets	3,526.8				3,676.8				3,526.8	3,676.8	3,962.0
Property, plant and equipment, net	636.1				671.1				636.1	671.1	714.9
Capital expenditures									47.5	56.5	106.8
Canada [Member]
Segment Reporting Information [Line Items]
Total net sales									1,371.5	1,261.0	1,376.6
Canada [Member] | Inter-segment [Member]
Segment Reporting Information [Line Items]
Total net sales									9.1	8.3	8.6
Canada [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total net sales									1,380.6	1,269.3	1,385.2
Cost of goods sold (exclusive of depreciation)									1,143.0	1,047.4	1,161.0
Outbound freight and handling									37.3	34.1	39.3
Warehousing, selling and administrative									86.2	85.4	88.5
Adjusted EBITDA									114.1	102.4	96.4
Total assets	2,091.3				1,856.2				2,091.3	1,856.2	1,709.7
Property, plant and equipment, net	147.7				148.3				147.7	148.3	133.3
Capital expenditures									17.1	17.4	16.1
EMEA [Member]
Segment Reporting Information [Line Items]
Total net sales									1,821.2	1,704.2	1,780.1
EMEA [Member] | Inter-segment [Member]
Segment Reporting Information [Line Items]
Total net sales									4.5	4.5	4.0
EMEA [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total net sales									1,825.7	1,708.7	1,784.1
Cost of goods sold (exclusive of depreciation)									1,411.7	1,324.6	1,398.6
Outbound freight and handling									55.7	54.9	59.6
Warehousing, selling and administrative									229.1	219.3	235.3
Adjusted EBITDA									129.2	109.9	90.6
Total assets	935.1				857.4				935.1	857.4	947.2
Property, plant and equipment, net	158.0				144.8				158.0	144.8	167.7
Capital expenditures									14.6	12.2	17.2
Rest Of World [Member]
Segment Reporting Information [Line Items]
Total net sales									403.9	401.8	473.6
Rest Of World [Member] | Inter-segment [Member]
Segment Reporting Information [Line Items]
Total net sales									0.5	0.0	0.1
Rest Of World [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total net sales									404.4	401.8	473.7
Cost of goods sold (exclusive of depreciation)									322.7	322.1	382.6
Outbound freight and handling									6.2	6.1	8.8
Warehousing, selling and administrative									46.8	46.8	54.1
Adjusted EBITDA									28.7	26.8	28.2
Total assets	237.5				211.3				237.5	211.3	233.6
Property, plant and equipment, net	$ 33.5				$ 18.2				33.5	18.2	20.3
Capital expenditures									$ 2.4	$ 2.8	$ 3.4